TAXATION (Schedule of Deferred Taxes) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2016 CNY (¥)		Dec. 31, 2016 USD ($)		Dec. 31, 2015 CNY (¥)		Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Deferred tax asset
Net operating loss	[1]	¥ 69,261		$ 9,976		¥ 39,145
Depreciation and amortization		22,673		3,266		32,164
Property, plant and equipment impairment		16,853		2,427		5,771
Deposits for non-current assets		6,400		922		5,548
Allowance for net investment in financing lease		4,518		651
Allowance for doubtful accounts		1,088		157		1,595
Deferred revenue		1,061		153		1,152
Long term receivables		1,303		188		432
Intangible assets		795		115		929
Accrued expenses		980		141		883
Capital allowances		542		78		437
Others		1,321		189		1,041
Total deferred tax assets		126,795		18,263		89,097
less:Valuation allowance		(114,561)	[2]	(16,500)	[2]	(40,714)	[2]	$ (5,864)	¥ (6,534)
Net deferred tax assets		12,234		1,763		48,383
Deferred tax liabilities
Withholding tax for PRC entities		(42,970)		(6,189)		(34,175)
Loss from transfer of a subsidiary		(5,632)		(811)		(5,632)
Equity investment		(5,159)		(743)		(6,569)
Property, plant and equipment		(2,456)		(354)		(2,303)
Disposal of JWYK		(2,282)		(329)		(3,422)
Deferred costs		(67)		(10)		(3,345)
Intangible assets		(1,768)		(255)		(8,819)
Revenue generated from financing lease		(863)		(124)		(2,014)
Long-term deferred assets		(695)		(100)		(1,350)
Total deferred tax liabilities		(61,892)		(8,915)		(67,629)
Deferred tax assets, non-current portion
Deferred tax assets, net	[3]	0		0		31,516
Deferred tax liabilities, net	[3]	¥ (49,658)		$ (7,152)		¥ (50,762)

[1]	As of December 31, 2016, the Company had net operating losses from several of its PRC and oversea entities of RMB238,670(US$34,376), which can be carried forward to offset future taxable profit. The net operating loss carry forwards as of December 31, 2016 will expire in years 2017 to 2021 if not utilized.
[2]	The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.
[3]	As at December 31, 2015 and 2016, deferred tax assets of approximately RMB16,867 and RMB12,234 (US$1,763) have been offset against deferred tax liabilities, current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.